UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 800 North Charles Street, Suite 300
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD APRIL 28, 2009
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	130
Form 13F Information Table Value Total: 	$148,195

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      877    34806 SH       SOLE                    34806
ATC Healthcare, Inc.           COM              00209C102        0    50000 SH       SOLE                    50000
Abbott Laboratories            COM              002824100     3899    81731 SH       SOLE                    81731
Allied Capital Corp.           COM              01903Q108       18    11325 SH       SOLE                    11325
American Campus Communities    COM              024835100      190    10965 SH       SOLE                    10965
American International Group,  COM              026874107       12    12145 SH       SOLE                    12145
Amgen, Inc.                    COM              031162100      261     5273 SH       SOLE                     5273
Apple Computer                 COM              037833100      662     6298 SH       SOLE                     6298
Aqua America Corp.             COM              03836W103      270    13516 SH       SOLE                    13516
Automatic Data Processing, Inc COM              053015103      294     8355 SH       SOLE                     8355
BP PLC ADR                     COM              055622104      433    10791 SH       SOLE                    10791
Baker Hughes Inc.              COM              057224107      643    22520 SH       SOLE                    22520
Bank of America Corp.          COM              060505104     1238   181498 SH       SOLE                   181498
Berkshire Hathaway, Inc.- CL B COM              084670207     3894     1381 SH       SOLE                     1381
Buckeye Partners UTS Limited P COM              118230101      227     6370 SH       SOLE                     6370
CVS Caremark Corp.             COM              126650100     4774   173650 SH       SOLE                   173650
Catalyst Health Solutions, Inc COM              14888B103     4231   213452 SH       SOLE                   213452
Charles Schwab Corp.           COM              808513105     1468    94681 SH       SOLE                    94681
Chevron Corp.                  COM              166764100     1049    15597 SH       SOLE                    15597
Chipotle Mexican Grill - CL B  COM              169656204      778    13575 SH       SOLE                    13575
Chipotle Mexican Grill Inc.    COM              169656105     3861    58172 SH       SOLE                    58172
Cisco Systems, Inc.            COM              17275R102     3657   218083 SH       SOLE                   218083
Citigroup, Inc.                COM              172967101       27    10766 SH       SOLE                    10766
Coca-Cola Co.                  COM              191216100      777    17674 SH       SOLE                    17674
Colgate Palmolive Co.          COM              194162103      456     7729 SH       SOLE                     7729
ConocoPhillips                 COM              20825C104     1073    27409 SH       SOLE                    27409
Constellation Energy Group, In COM              210371100      270    13091 SH       SOLE                    13091
Dominion Resources, Inc.       COM              25746U109      697    22488 SH       SOLE                    22488
Duke Energy Corp.              COM              26441C105      360    25165 SH       SOLE                    25165
Dupont Co., Inc.               COM              263534109      254    11358 SH       SOLE                    11358
Education Realty Trust Inc.    COM              28140H104      127    36495 SH       SOLE                    36495
Eli Lilly & Co.                COM              532457108      306     9160 SH       SOLE                     9160
Enbridge Energy Partners, LP   COM              29250R106     1406    46985 SH       SOLE                    46985
Express Scripts, Inc.          COM              302182100     8603   186325 SH       SOLE                   186325
Exxon Mobil Corp.              COM              30231G102     7285   106980 SH       SOLE                   106980
FPL Group Inc.                 COM              302571104     1953    38496 SH       SOLE                    38496
Frontier Communications        COM              35906A108      236    32835 SH       SOLE                    32835
General Electric Co., Inc.     COM              369604103     3071   303743 SH       SOLE                   303743
Glimcher Realty Trust REIT     COM              379302102       61    43245 SH       SOLE                    43245
Google Inc.                    COM              38259P508     1578     4535 SH       SOLE                     4535
HCP, Inc.                      COM              40414L109     1233    69056 SH       SOLE                    69056
Health Care Reit Inc.          COM              42217K106      982    32104 SH       SOLE                    32104
Heinz (H.J.), Inc.             COM              423074103     3345   101166 SH       SOLE                   101166
Hewlett-Packard Company        COM              428236103      279     8703 SH       SOLE                     8703
Home Depot, Inc.               COM              437076102      372    15774 SH       SOLE                    15774
ITT Corporation                COM              450911102      594    15430 SH       SOLE                    15430
Infinera Corp.                 COM              45667G103      268    36160 SH       SOLE                    36160
Intel Corp.                    COM              458140100     4027   267914 SH       SOLE                   267914
Intl Business Machines, Corp.  COM              459200101     1156    11931 SH       SOLE                    11931
J P Morgan Chase & Co.         COM              46625H100      238     8948 SH       SOLE                     8948
Johnson & Johnson              COM              478160104     4370    83089 SH       SOLE                    83089
Kinder Morgan Energy Unit LTD  COM              494550106     1985    42495 SH       SOLE                    42495
MDU Resources Group            COM              552690109      194    12000 SH       SOLE                    12000
Marathon Oil Corp.             COM              565849106      293    11160 SH       SOLE                    11160
McCormick & Co., Inc. - Voting COM              579780107     2942    99217 SH       SOLE                    99217
McCormick & Company, Inc.      COM              579780206     1861    62924 SH       SOLE                    62924
McDonald's Corp., Inc.         COM              580135101      544     9962 SH       SOLE                     9962
Medco Health Solutions Inc.    COM              58405U102      371     8982 SH       SOLE                     8982
Medtronic, Inc.                COM              585055106     3149   106862 SH       SOLE                   106862
Merck & Co., Inc.              COM              589331107      391    14625 SH       SOLE                    14625
Microsoft Corp.                COM              594918104     3932   214047 SH       SOLE                   214047
Muni MTG & Equity LLC Growth S COM              62624B101        5    13400 SH       SOLE                    13400
Nationwide Health Ppty         COM              638620104      389    17550 SH       SOLE                    17550
Nokia Corp.                    COM              654902204      154    13200 SH       SOLE                    13200
Omniture, Inc.                 COM              68212S109    11966   907187 SH       SOLE                   907187
Oracle Corp.                   COM              68389X105      322    17834 SH       SOLE                    17834
Pepsico, Inc.                  COM              713448108     5250   101985 SH       SOLE                   101985
Pfizer, Inc.                   COM              717081103     1570   115290 SH       SOLE                   115290
Philip Morris International In COM              718172109      317     8920 SH       SOLE                     8920
Plum Creek Timber Co. REIT     COM              729251108      595    20485 SH       SOLE                    20485
Procter & Gamble, Co.          COM              742718109     3690    78354 SH       SOLE                    78354
Provident Bankshares, Inc.     COM              743859100      101    14284 SH       SOLE                    14284
Provident Energy Trust F Trust COM              74386K104       73    19600 SH       SOLE                    19600
Qualcomm, Inc.                 COM              747525103     2637    67780 SH       SOLE                    67780
Rock-Tenn Company-CL A         COM              772739207     1637    60502 SH       SOLE                    60502
Royal Dutch Shell              COM              780259206      257     5801 SH       SOLE                     5801
SPX Corporation                COM              784635104      263     5600 SH       SOLE                     5600
Sandy Spring Bancorp, Inc.     COM              800363103      115    10300 SH       SOLE                    10300
Schlumberger Inc.              COM              806857108      280     6885 SH       SOLE                     6885
Startech Environmental Corp.   COM              855906103        4    10050 SH       SOLE                    10050
Symantec Corp.                 COM              871503108      447    29900 SH       SOLE                    29900
T.Rowe Price Group, Inc.       COM              74144T108      347    12027 SH       SOLE                    12027
Teco Energy Inc.               COM              872375100      176    15805 SH       SOLE                    15805
Tellabs, Inc.                  COM              879664100      147    32000 SH       SOLE                    32000
Time Warner Cable              COM              88732J108      233     9406 SH       SOLE                     9406
Time Warner Inc.               COM              887317105      948   112414 SH       SOLE                   112414
URS Corp.                      COM              903236107     3105    76830 SH       SOLE                    76830
V.F. Corporation               COM              918204108      254     4450 SH       SOLE                     4450
Verizon Communications         COM              92343V104      584    19343 SH       SOLE                    19343
Wal-Mart Company, Inc.         COM              931142103      851    16331 SH       SOLE                    16331
Walt Disney Company, Inc.      COM              254687106      202    11122 SH       SOLE                    11122
Warren Resources Inc.          COM              93564A100       19    20141 SH       SOLE                    20141
Weingarten Realty Investors    COM              948741103      140    14695 SH       SOLE                    14695
Wells Fargo Inc.               COM              949746101      219    15379 SH       SOLE                    15379
Windstream Corp.               COM              97381W104      111    13785 SH       SOLE                    13785
Wyeth                          COM              983024100      385     8935 SH       SOLE                     8935
Yum Brands, Inc.               COM              988498101      684    24873 SH       SOLE                    24873
Zimmer Holdings, Inc.          COM              98956P102      352     9640 SH       SOLE                     9640
Felcor Lodging Trust PFD A Con PFD              31430F200      133    33620 SH       SOLE                    33620
Cohen & Steers REIT & Utility  COM              19247Y108       89 20619.9860SH      SOLE               20619.9860
DWS RReef Real Estate Fund, In COM              233384106       18 12026.0000SH      SOLE               12026.0000
Fiduciary/Claymore MLP Opportu COM              31647Q106      169 12600.0000SH      SOLE               12600.0000
Ing Clarion Glb Re Est Incm Fu COM              449788108       54 17000.0000SH      SOLE               17000.0000
Kayne Anderson MLP Investment  COM              486606106      366 18400.0000SH      SOLE               18400.0000
MS India Investment Fund       COM              61745C105      264 21626.0000SH      SOLE               21626.0000
Nicholas Applegate Conv & Inco COM              65370F101      131 28450.0000SH      SOLE               28450.0000
Nuveen Equity Premier Income F COM              6706ER101      253 26360.0000SH      SOLE               26360.0000
Nuveen Equity Premier Oppty Fu COM              6706EM102      381 37580.0000SH      SOLE               37580.0000
Nuveen Select Mat Mun Shares B COM              67061T101      190 19050.0000SH      SOLE               19050.0000
SPDR DJ Wilshire REIT ETF      COM              78464A607      254 9635.0000SH       SOLE                9635.0000
iPath MSCI India Index ETN     COM              06739F291      235 7759.0000SH       SOLE                7759.0000
iShares FTSE/Xinhua China 25 I COM              464287184     1793 62858.0000SH      SOLE               62858.0000
iShares MSCI BRIC Index        COM              464286657      597 24035.0000SH      SOLE               24035.0000
iShares MSCI EAFE Index Fund   COM              464287465     2362 62839.6072SH      SOLE               62839.6072
iShares MSCI Emerging Markets  COM              464287234      306 12318.0000SH      SOLE               12318.0000
iShares MSCI Hong Kong Index F COM              464286871      358 35175.0000SH      SOLE               35175.0000
iShares MSCI Japan Index Fund  COM              464286848      372 47095.0000SH      SOLE               47095.0000
iShares MSCI Taiwan Index Fund COM              464286731      702 86950.0000SH      SOLE               86950.0000
iShares Morningstar Large Core COM              464287127      248 5400.0000SH       SOLE                5400.0000
iShares Morningstar Large Grow COM              464287119      724 17650.0000SH      SOLE               17650.0000
iShares Morningstar Large Valu COM              464288109      455 11000.0000SH      SOLE               11000.0000
iShares Russell 2000 Index Fun COM              464287655      717 17043.5410SH      SOLE               17043.5410
iShares Russell MidCap Index F COM              464287499      536 9930.0000SH       SOLE                9930.0000
iShares Russell Midcap Value I COM              464288406      359 15000.0000SH      SOLE               15000.0000
iShares S&P 1500 Index         COM              464287150      793 22300.0000SH      SOLE               22300.0000
iShares S&P Euro 350 Index Fun COM              464287861      263 10284.0000SH      SOLE               10284.0000
iShares S&P Smallcap 600 Index COM              464287804      546 15000.0000SH      SOLE               15000.0000
iShares Tr Dow Jones RE US Rea COM              464287739      276 10825.0000SH      SOLE               10825.0000
iShares Trust Russell 2000 Gro COM              464287648      400 8700.0000SH       SOLE                8700.0000
iShares Trust S&P 500 Index    COM              464287200     1222 15345.8533SH      SOLE               15345.8533